Document and Entity Information	12 Months Ended
Dec. 31, 2014
Entity Registrant Name	Wowo Ltd
Entity Central Index Key	0001527762
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Ordinary shares
Entity Common Stock, Shares Outstanding	303,886,640
Series A-1 Preferred Shares
Entity Common Stock, Shares Outstanding	12,202,988
Series A-2 Preferred Shares
Entity Common Stock, Shares Outstanding	122,029,877
Series B Preferred Shares
Entity Common Stock, Shares Outstanding	30,507,471